FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit risk $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) customer
Disclosure of detailed information about borrowings [line items]
Number of primary purchasers | customer	10
Joint venture and other trade accounts receivable | Gross
Disclosure of detailed information about borrowings [line items]
Accounts receivable	$ 14,988
Revenue and other accruals | Gross
Disclosure of detailed information about borrowings [line items]
Accounts receivable	23,549
Accounts receivable
Disclosure of detailed information about borrowings [line items]
Accounts receivable	36,955
Accounts receivable | Provision
Disclosure of detailed information about borrowings [line items]
Accounts receivable	(889)
Provision	(693)
Accounts receivable	(1,582)
60 days | Accounts receivable
Disclosure of detailed information about borrowings [line items]
Accounts receivable	13,900
Not past due (less than 90 days) | Joint venture and other trade accounts receivable | Gross
Disclosure of detailed information about borrowings [line items]
Accounts receivable	6,672
Not past due (less than 90 days) | Revenue and other accruals | Gross
Disclosure of detailed information about borrowings [line items]
Accounts receivable	23,252
Not past due (less than 90 days) | Accounts receivable
Disclosure of detailed information about borrowings [line items]
Accounts receivable	29,924
Not past due (less than 90 days) | Accounts receivable | Provision
Disclosure of detailed information about borrowings [line items]
Accounts receivable	0
Provision	0
Accounts receivable	0
Past due (90 days or more) | Joint venture and other trade accounts receivable | Gross
Disclosure of detailed information about borrowings [line items]
Accounts receivable	8,316
Past due (90 days or more) | Revenue and other accruals | Gross
Disclosure of detailed information about borrowings [line items]
Accounts receivable	297
Past due (90 days or more) | Accounts receivable
Disclosure of detailed information about borrowings [line items]
Accounts receivable	7,031
Past due (90 days or more) | Accounts receivable | Provision
Disclosure of detailed information about borrowings [line items]
Accounts receivable	(889)
Provision	(693)
Accounts receivable	$ (1,582)